John Hancock
Global Environmental Opportunities Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 97.8%		$19,690,600
(Cost $19,100,320)
Canada 2.1%		420,839
West Fraser Timber Company, Ltd.	4,495	420,839
Denmark 2.6%		520,266
Orsted A/S (A)	4,469	520,266
Finland 1.5%		303,358
Stora Enso OYJ, R Shares	19,615	303,358
France 5.6%		1,119,689
Dassault Systemes SE	5,721	245,382
Legrand SA	5,581	456,907
Schneider Electric SE	3,018	417,400
Germany 3.9%		775,721
Infineon Technologies AG	21,376	586,224
Symrise AG	1,624	189,497
Ireland 2.7%		548,818
Aptiv PLC (B)	1,826	191,529
Smurfit Kappa Group PLC	9,857	357,289
Israel 3.4%		686,408
SolarEdge Technologies, Inc. (B)	1,906	686,408
Japan 4.6%		934,350
Keyence Corp.	800	317,074
Nidec Corp.	1,300	90,342
Shimano, Inc.	1,300	217,160
Tokyo Electron, Ltd.	900	309,774
Luxembourg 1.3%		270,515
Eurofins Scientific SE	3,470	270,515
Netherlands 2.9%		593,918
ASML Holding NV	647	371,867
Signify NV (A)	6,837	222,051
Sweden 2.1%		420,999
Hexagon AB, B Shares	35,755	420,999
Switzerland 3.1%		615,852
Givaudan SA	54	188,760
SIG Group AG (B)	16,371	427,092
United States 62.0%		12,479,867
A.O. Smith Corp.	5,156	326,220
AECOM	5,682	409,104
Agilent Technologies, Inc.	5,408	725,213
American Water Works Company, Inc.	5,069	787,925
ANSYS, Inc. (B)	1,439	401,467
Applied Materials, Inc.	5,455	578,121
Autodesk, Inc. (B)	1,312	283,812
Cadence Design Systems, Inc. (B)	3,467	645,139
Danaher Corp.	1,203	350,638
Eaton Corp. PLC	3,341	495,771
Ecolab, Inc.	1,184	195,561
2	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Equinix, Inc.	434	$305,423
International Paper Company	6,578	281,341
Johnson Controls International PLC	12,039	649,022
ON Semiconductor Corp. (B)	6,879	459,380
PTC, Inc. (B)	2,388	294,631
Republic Services, Inc.	5,604	777,051
Synopsys, Inc. (B)	1,808	664,440
Tetra Tech, Inc.	3,373	516,980
Thermo Fisher Scientific, Inc.	1,386	829,396
Waste Connections, Inc.	4,896	652,980
Waste Management, Inc.	3,575	588,302
Westrock Company	11,799	499,806
Weyerhaeuser Company	7,656	278,066
Xylem, Inc.	5,260	484,078

Total investments (Cost $19,100,320) 97.8%	$19,690,600
Other assets and liabilities, net 2.2%	450,862
Total net assets 100.0%	$20,141,462

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-22:
Information technology	31.1%
Industrials	30.2%
Materials	14.2%
Health care	10.8%
Utilities	6.5%
Real estate	2.9%
Consumer discretionary	2.1%
Other assets and liabilities, net	2.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$420,839	$420,839	—	—
Denmark	520,266	—	$520,266	—
Finland	303,358	—	303,358	—
France	1,119,689	—	1,119,689	—
Germany	775,721	—	775,721	—
Ireland	548,818	191,529	357,289	—
Israel	686,408	686,408	—	—
Japan	934,350	—	934,350	—
Luxembourg	270,515	—	270,515	—
Netherlands	593,918	—	593,918	—
Sweden	420,999	—	420,999	—
Switzerland	615,852	—	615,852	—
United States	12,479,867	12,479,867	—	—
Total investments in securities	$19,690,600	$13,778,643	$5,911,957	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
4	|